Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000251889 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251889 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251889 [Member] | Nomad Foods Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251889 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251889 [Member] | KT Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251889 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251889 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251889 [Member] | Schlumberger Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251889 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251889 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251889 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251889 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000251889 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251889 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000251889 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251889 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251889 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000251889 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251889 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000251889 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251889 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251889 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251889 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251889 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251889 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251889 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251889 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000251889 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251889 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251889 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251889 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251889 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000251889 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000251890 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251890 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251890 [Member] | Nomad Foods Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251890 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251890 [Member] | KT Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251890 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251890 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251890 [Member] | Schlumberger Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251890 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251890 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251890 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000251890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000251890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000251890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000251890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251890 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251890 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251890 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251890 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251890 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000251890 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251890 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251890 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251890 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251890 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000251890 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000251891 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251891 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251891 [Member] | Nomad Foods Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251891 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251891 [Member] | KT Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251891 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251891 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251891 [Member] | Schlumberger Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251891 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251891 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251891 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000251891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000251891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000251891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000251891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251891 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251891 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251891 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251891 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251891 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251891 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000251891 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251891 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251891 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251891 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251891 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000251891 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000251888 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251888 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251888 [Member] | Nomad Foods Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251888 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251888 [Member] | KT Corp ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251888 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251888 [Member] | Vallourec SACA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000251888 [Member] | Schlumberger Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000251888 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000251888 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251888 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000251888 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000251888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000251888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000251888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000251888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000251888 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000251888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000251888 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000251888 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000251888 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000251888 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251888 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251888 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000251888 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251888 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251888 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251888 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251888 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000251888 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%